Depreciation and amortization (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Depreciation and amortisation expense [abstract]
Depreciation	$ 1,494,585	$ 1,662,059	$ 1,942,305
Amortization	122,533	116,909	119,393
Total	$ 1,617,118	$ 1,778,968	$ 2,061,698